UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1. Schedule of Investments

Dryden Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS

CONSUMER DISCRETIONARY 10.8%
Automobiles 0.6%
30,400	General Motors Corp.	998,336
900	Harley-Davidson, Inc.(b)	61,443

		1,059,779

Hotels, Restaurants & Leisure 1.6%
3,150	Brinker International, Inc.	99,383
11,800	Darden Restaurants, Inc.	461,852
20,900	McDonald’s Corp.	926,915
1,100	Starbucks Corp.(a)	38,434
20,700	YUM! Brands, Inc.	1,242,207

		2,768,791

Internet & Catalog Retail 0.5%
17,800	IAC/InterActiveCorp(a)(b)	683,520
5,500	NutriSystem, Inc.(a)(b)	242,275

		925,795

Leisure Equipment & Products 0.2%
7,500	Pool Corp.(b)	274,500

Media 2.6%
27,000	CBS Corp. (Class B)	841,590
3,900	Comcast Corp. (Class A)(a)(b)	172,848
54,600	DIRECTV Group, Inc. (The)(a)(b)	1,331,693
24,000	Disney (Walt) Co. (The)	844,080
3,100	McGraw-Hill Cos., Inc. (The)	207,948
16,400	Time Warner, Inc.(b)	358,668
17,700	Viacom, Inc. (Class B)(a)	719,859

		4,476,686

Multiline Retail 2.3%
10,200	Dollar Tree Stores, Inc.(a)	320,892
7,600	Family Dollar Stores, Inc.	246,240
16,700	Federated Department Stores, Inc.	692,883
16,400	J.C. Penney Co., Inc.	1,332,336
19,300	Kohl’s Corp.(a)	1,368,563

		3,960,914

Specialty Retail 1.9%
7,300	Aeropostale, Inc.(a)(b)	262,362

2,870	AutoNation, Inc.(a)	64,432
4,800	Casual Male Retail Group, Inc.(a)	59,904
3,300	Group 1 Automotive, Inc.	174,900
7,900	Gymboree Corp.(a)	341,991
6,200	Hibbett Sporting Goods, Inc.(a)	199,082
26,200	Home Depot, Inc.	1,067,388
100	Lowe’s Cos., Inc.	3,371
4,900	Midas, Inc.(a)	110,887
7,200	Office Depot, Inc.(a)	269,208
3,200	Sherwin-Williams Co. (The)(b)	221,120
16,300	TJX Cos., Inc. (The)	481,991

		3,256,636

Textiles, Apparel & Luxury Goods 1.1%
33,200	Coach, Inc.(a)	1,522,552
9,600	Jones Apparel Group, Inc.	327,936
500	VF Corp.	37,935

		1,888,423

CONSUMER STAPLES 7.8%
Beverages 1.8%
14,300	Anheuser-Busch Companies, Inc.(b)	728,871
19,900	Coca-Cola Co.	952,812
6,100	Pepsi Bottling Group, Inc. (The)	192,943
19,960	PepsiCo, Inc.	1,302,190

		3,176,816

Food & Staples Retailing 1.3%
13,800	Kroger Co. (The)	353,280
27,700	Safeway, Inc.	998,031
19,600	Wal-Mart Stores, Inc.	934,724

		2,286,035

Food Products 1.0%
25,600	Archer-Daniels-Midland Co.	819,200
17,800	ConAgra Foods, Inc.	457,638
2,100	General Mills, Inc.	120,204
1,600	H.J. Heinz Co.	75,392
6,500	Peet’s Coffee & Tea, Inc.(a)	168,025

		1,640,459

Household Products 2.0%
19,000	Kimberly-Clark Corp.	1,318,600
32,338	Procter & Gamble Co.	2,097,766

		3,416,366

Tobacco 1.7%
24,300	Altria Group, Inc.	2,123,577

11,200	Reynolds American, Inc.(b)	722,400

		2,845,977
ENERGY 10.5%
Energy Equipment & Services 3.1%
12,700	Baker Hughes, Inc.	876,681
21,800	BJ Services Co.	602,988
48,200	Halliburton Co.	1,423,828
25,300	Schlumberger, Ltd.	1,606,297
2,300	Tidewater, Inc.	118,611
4,500	Transocean, Inc. (Cayman Islands)(a)	348,165
8,200	Weatherford International, Ltd. (Bermuda)(a)	331,116

		5,307,686

Oil, Gas & Consumable Fuels 7.4%
7,900	Anadarko Petroleum Corp.	345,625
19,600	Chesapeake Energy Corp.(b)	580,356
40,790	Chevron Corp.(b)	2,972,775
17,600	ConocoPhillips	1,168,816
6,000	Devon Energy Corp.	420,540
70,609	Exxon Mobil Corp.	5,232,127
8,900	Marathon Oil Corp.	804,026
8,000	Occidental Petroleum Corp.	370,880
6,000	Sunoco, Inc.	378,780
7,600	Valero Energy Corp.	412,528

		12,686,453

FINANCIALS 20.6%
Capital Markets 5.3%
400	Ameriprise Financial, Inc.	23,584
4,100	Bear Stearns Cos., Inc. (The)	675,885
2,900	Franklin Resources, Inc.	345,419
11,600	Goldman Sachs Group, Inc. (The)	2,461,056
16,800	Janus Capital Group, Inc.	344,064
23,600	Lehman Brothers Holdings, Inc.	1,940,864
17,500	Merrill Lynch & Co., Inc.	1,637,300
19,900	Morgan Stanley	1,647,521

		9,075,693

Commercial Banks 3.6%
12,600	BB&T Corp.	532,476
1,900	Comerica, Inc.	112,670
10,000	KeyCorp.	381,700
20,800	National City Corp.	787,280
6,200	Regions Financial Corp.	224,812
3,100	SunTrust Banks, Inc.	257,610
21,891	U.S. Bancorp(b)	779,320
35,200	Wachovia Corp.	1,988,800

30,700	Wells Fargo & Co.(b)	1,102,744

		6,167,412

Consumer Finance 0.2%
10,200	AmeriCredit Corp.(a)	276,828

Diversified Financial Services 6.7%
62,600	Bank of America Corp.	3,291,508
9,200	CIT Group, Inc.	542,432
58,900	Citigroup, Inc.	3,247,157
65,000	JPMorgan Chase & Co.	3,310,451
14,800	Moody’s Corp.	1,059,088

		11,450,636

Insurance 3.7%
4,400	ACE, Ltd.	254,232
20,200	Allstate Corp.	1,215,232
23,796	American International Group, Inc.	1,628,836
5,100	Chubb Corp. (The)	265,404
2,800	Hartford Financial Services Group, Inc. (The)	265,748
4,500	MetLife, Inc.	279,540
7,800	SAFECO Corp.	499,278
20,000	St. Paul Travelers Cos., Inc. (The)	1,017,000
13,800	XL Capital, Ltd. (Cayman Islands)	952,200

		6,377,470

Real Estate Investment Trusts 0.4%
21,200	Affordable Residential Communities(a)(b)	232,352
29,300	Impac Mortgage Holdings, Inc.	252,566
4,200	KKR Financial Corp.	113,652
3,100	Resource Capital Corp.	57,846

		656,416

Real Estate Management & Development 0.1%
1,900	Jones Lang LaSalle, Inc.	198,550

Thrifts & Mortgage Finance 0.6%
4,196	Countrywide Financial Corp.	182,442
1,400	Fannie Mae	79,142
7,300	MGIC Investment Corp.(b)	450,556
3,900	Radian Group, Inc.(b)	234,858

		946,998

HEALTHCARE 13.4%
Biotechnology 0.6%
5,800	Amgen, Inc.(a)	408,146
1,300	Biogen Idec, Inc.(a)(b)	62,842
9,000	PDL BioPharma, Inc.(a)(b)	184,590
5,500	United Therapeutics Corp.(a)(b)	294,800

		950,378

Healthcare Equipment & Supplies 1.6%
12,200	Baxter International, Inc.	605,852
21,100	Becton, Dickinson & Co.	1,623,434
2,600	C.R. Bard, Inc.	214,552
2,300	Medtronic, Inc.	122,935
4,200	Mentor Corp.(b)	214,158

		2,780,931

Healthcare Providers & Services 3.9%
31,500	Aetna, Inc.	1,328,040
19,900	Caremark Rx, Inc.	1,219,074
4,100	Cigna Corp.	542,840
15,100	Express Scripts, Inc.(a)	1,049,752
5,900	Medco Health Solutions, Inc.(a)	349,339
14,900	UnitedHealth Group, Inc.	778,674
17,500	WellPoint, Inc.(a)	1,371,650

		6,639,369

Life Sciences Tools & Services 0.5%
15,300	Charles River Laboratories International, Inc.(a)	688,500
5,300	PerkinElmer, Inc.	126,511

		815,011

Pharmaceuticals 6.8%
400	Abbott Laboratories	21,200
24,800	Eli Lilly & Co.	1,342,176
5,600	Forest Laboratories, Inc.(a)(b)	314,216
53,604	Johnson & Johnson Co.	3,580,747
24,700	King Pharmaceuticals, Inc.(a)(b)	441,142
26,200	Merck & Co., Inc.(b)	1,172,450
127,900	Pfizer, Inc.	3,356,096
27,500	Wyeth	1,358,775

		11,586,802

INDUSTRIALS 12.1%
Aerospace/Defense 3.9%
9,900	Boeing Co.	886,644
11,100	Ceradyne, Inc.(a)(b)	600,288
16,700	Honeywell International, Inc.	763,023
4,400	L-3 Communications Holdings, Inc.	362,296
14,400	Lockheed Martin Corp.	1,399,536
20,400	Northrop Grumman Corp.	1,447,176
17,400	United Technologies Corp.	1,183,548

		6,642,511

Air Freight & Logistics 0.5%
3,200	FedEx Corp.	353,280
1,300	Hub Group, Inc.(a)	38,818
6,900	United Parcel Service, Inc. (Class B)(b)	498,732

		890,830

Building Products
1,500	NCI Buildings Systems, Inc.(a)	85,380

Commercial Services & Supplies 1.0%
1,600	Corporate Executive Board Co.	145,168
10,600	Herman Miller, Inc.	398,560
2,400	John H. Harland Co.(b)	120,912
19,400	Robert Half International, Inc.(b)	789,580
900	School Specialty, Inc.(a)	35,055
8,200	Waste Management, Inc.	311,436

		1,800,711

Electrical Equipment 1.6%
8,200	Acuity Brands, Inc.	475,682
28,300	Emerson Electric Co.	1,272,651
2,200	Genlyte Group, Inc.(a)	166,694
1,400	Regal Beloit Corp.	70,448
8,100	Rockwell Automation, Inc.	495,801
5,000	Thomas & Betts Corp.(a)	239,450

		2,720,726

Industrial Conglomerates 2.5%
108,900	General Electric Co.	3,925,845
9,700	Tyco International Ltd.(b)	309,236

		4,235,081

Machinery 1.8%
13,700	Caterpillar, Inc.	877,759
7,000	Dover Corp.	347,200
2,300	Eaton Corp.	180,205
3,800	Gardner Denver, Inc.(a)	146,490
9,800	Ingersoll-Rand Co. (Class A) (Bermuda)	420,224
600	PACCAR, Inc.	40,122
13,900	Parker-Hannifin Corp.	1,150,364

		3,162,364

Road & Rail 0.8%
600	Burlington Northern Santa Fe Corp.	48,216
20,900	CSX Corp.(b)	768,911
9,500	Norfolk Southern Corp.	471,675
2,500	Ryder System, Inc.	136,350

		1,425,152

INFORMATION TECHNOLOGY 16.4%
Communications Equipment 1.9%
82,500	Cisco Systems, Inc.(a)	2,193,675
50,200	Motorola, Inc.	996,470

		3,190,145

Computers & Peripherals 5.2%
24,600	Dell, Inc.(a)	596,550
89,200	EMC Corp.(a)(b)	1,247,908
62,100	Hewlett-Packard Co.	2,687,688
33,200	International Business Machines Corp.	3,291,780
30,300	Network Appliance, Inc.(a)	1,139,280

		8,963,206

Electronic Equipment & Instruments 0.7%
36,700	Agilent Technologies, Inc.(a)	1,174,400
900	Itron, Inc.(a)	51,876
3,200	Methode Electronics, Inc. (Class A)	35,232

		1,261,508

Internet Software & Services 0.6%
27,800	eBay, Inc.(a)	900,442
200	Google, Inc. (Class A)(a)	100,260
2,600	Travelzoo, Inc.(a)(b)	79,456

		1,080,158

IT Services 1.4%
15,300	Automatic Data Processing, Inc.	730,116
27,800	Fiserv, Inc.(a)	1,461,446
4,500	TALX Corp.	143,370

		2,334,932

Office Electronics 0.3%
33,600	Xerox Corp.(a)	577,920

Semiconductors & Semiconductor Equipment 1.8%
10,600	Analog Devices, Inc.	347,150
52,600	Applied Materials, Inc.	932,598
3,900	ATMI, Inc.(a)	130,416
26,700	Intel Corp.	559,632
5,200	Novellus Systems, Inc.(a)(b)	160,316
10,100	NVIDIA Corp.(a)	309,565
20,300	Texas Instruments, Inc.	633,157

		3,072,834

Software 4.5%
13,800	Cadence Design System, Inc.(a)(b)	260,820
8,200	Fair Isaac Corp.	326,524
4,400	Kronos, Inc.(a)	167,200
150,600	Microsoft Corp.	4,647,516
3,900	MicroStrategy, Inc. (Class A)(a)(b)	473,538

73,900	Oracle Corp.(a)	1,268,124
33,600	Symantec Corp.(a)	595,056

		7,738,778

MATERIALS 2.3%
Chemicals 0.6%
22,500	Dow Chemical Co. (The)	934,650
1,300	Eastman Chemical Co.	76,128

		1,010,778

Construction Materials 0.7%
6,600	Eagle Materials, Inc.	325,974
8,100	Vulcan Materials Co.	824,904

		1,150,878

Metals & Mining 1.0%
10,200	Alcoa, Inc.	329,460
6,900	Phelps Dodge Corp.	852,840
7,200	United States Steel Corp.	601,128

		1,783,428

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.8%
93,630	AT&T, Inc.	3,523,297
1,900	CenturyTel, Inc.	85,196
32,000	Verizon Communications, Inc.(a)	1,232,640

		4,841,133

Wireless Telecommunication Services 0.5%
2,400	Alltel Corp.	147,096
41,601	Sprint Nextel Corp.	741,737

		888,833

UTILITIES 2.0%
Electric Utilities 0.8%
5,800	Allegheny Energy, Inc.(a)	269,816
12,800	American Electric Power Co., Inc.	557,184
600	Exelon Corp.	35,994
9,100	FirstEnergy Corp.	539,903

		1,402,897

Independent Power Producers & Energy Traders 0.9%
9,600	NRG Energy, Inc.(a)(b)	575,328
16,900	TXU Corp.(b)	913,952

		1,489,280

Multi-Utilities 0.3%
4,700	Ameren Corp.(b)	249,617
3,900	Sempra Energy	223,782

		473,399

	Total long-term investments (cost $129,966,378)	170,116,672

Principal Amount (000)
SHORT-TERM INVESTMENTS 13.0%
United States Government Security
$120	United States Treasury Bill, 4.80%, 3/15/07(c)(d) (cost $119,328)	119,307

Shares
Affiliated Money Market Mutual Fund 13.0%
22,242,441	Dryden Core Investment Fund-Taxable Money Market Series(e)(f) (cost $22,242,441; includes $20,304,710 of cash collateral received for securities on loan)	22,242,441

	Total short-term investments (cost $22,361,769)	22,361,748

	Total Investments 112.2% (cost $152,328,147)(g)	192,478,420
	Liabilities in excess of other assets(h) (12.2%)	(20,908,108)

	Net Assets 100.0%	$171,570,312

(a)	Non-income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $19,686,457; cash collateral of $20,304,710 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments was $153,344,401 and net unrealized appreciation on investments for federal income tax purposes was $39,134,019 (gross unrealized appreciation of $40,441,005; gross unrealized depreciation of $1,306,986). The difference between the book and tax basis is attributable to deferred losses on wash sales.
(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2007:

Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Appreciation
	Long Positions:
4	S&P 500 Index	March 2007	$1,443,000	$1,424,500	$18,500

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Managed Funds

By (Signature and Title)* /s/Deborah A. Docs

Deborah A. Docs

Secretary of the Fund

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title)* /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.